Summary of Segment Revenues, Segment Operating Income Loss and Reconciliation of Segment Income to Consolidated Income before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Patient service operating revenues	$ 1,810,604	$ 1,757,830	$ 1,661,233	$ 1,562,313	$ 1,604,615	$ 1,607,008	$ 1,543,855	$ 1,516,271	$ 6,462,810		$ 6,043,543		$ 5,757,946
Less: Provision for uncollectible accounts related to patient service revenues									(190,234)		(166,301)		(156,395)
Net patient service operating revenues									6,272,576		5,877,242		5,601,551
Other revenues									519,404		394,507		342,702
Total net operating revenues									6,791,980		6,271,749		5,944,253
Stock-based compensation									(48,718)		(45,551)		(44,422)
Consolidated operating revenues before provision for uncollectible accounts									6,982,214		6,438,050		6,100,648
Equity investment income									8,776		8,999		2,442
Consolidated operating income	330,112	318,712	246,624	235,334	255,258	256,745	242,512	242,045	1,130,782		996,560		939,628
Debt expense									(241,090)		(181,607)		(185,755)
Debt refinancing and redemption charges											(74,382)
Other income									2,982		3,419		3,706
Consolidated income from continuing operations before income taxes	269,149	258,662	187,283	177,580	132,215	218,014	195,469	198,292	892,674		743,990		757,579
Dialysis and related lab services
Segment Reporting Information [Line Items]
External sources									6,462,810	[1]	6,043,543	[1]	5,757,946	[1]
Intersegment revenues									11,141	[1]	9,300	[1]	16,782	[1]
Patient service operating revenues									6,473,951	[1]	6,052,843	[1]	5,774,728	[1]
Less: Provision for uncollectible accounts related to patient service revenues									(190,234)	[1]	(166,301)	[1]	(156,395)	[1]
Net patient service operating revenues									6,283,717	[1]	5,886,542	[1]	5,618,333	[1]
Other revenues									11,019	[1]	10,709	[1]	8,849	[1]
Total net operating revenues									6,294,736	[1]	5,897,251	[1]	5,627,182	[1]
Consolidated operating income									1,224,672	[2]	1,038,698	[2]	993,834	[2]
Other-Ancillary services and strategic initiatives
Segment Reporting Information [Line Items]
External sources									500,805	[3]	378,076	[3]	328,055	[3]
Intersegment revenues									5,796
Net patient service operating revenues									7,580		5,722		5,798
Total net operating revenues									514,181		383,798		333,853
Consolidated operating income									(53,948)	[2]	(5,586)	[2]	(12,226)	[2]
Operating Segments before Elimination
Segment Reporting Information [Line Items]
Total net operating revenues									6,808,917		6,281,049		5,961,035
Consolidated operating income									1,170,724	[2]	1,033,112	[2]	981,608	[2]
Intersegment Elimination
Segment Reporting Information [Line Items]
Total net operating revenues									$ (16,937)		$ (9,300)		$ (16,782)

[1]	Includes management fees for providing management and administrative services to dialysis centers in which the Company either owns a minority equity investment or are wholly-owned by third parties.
[2]	Certain costs previously reported in the Ancillary Services and Strategic Initiatives have been reclassified to the dialysis and related lab services to conform to the current year presentation.
[3]	Revenues from external sources in 2010 and 2009 that were previously eliminated within the ancillary services and strategic initiatives segment have now been reported as a component of revenue from external sources to conform to current year presentations.